Related Party Balances and Transactions (Details Textual) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥) Days shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 $ / shares	Mar. 31, 2018
Related Party Balances and Transactions (Textual)
Equity interest						20.60%
Master Trend Limited [Member]
Related Party Balances and Transactions (Textual)
Term of loan, description		In form of loan to the 521 plan’s participants, the Group had paid RMB1,318,611 as 90% of shares purchase consideration to Master Trend during 2018. The remaining 10% in the amount of RMB146,512 was paid by the 521 Plan’s Participants directly to Master Trend, representing a non-cash transaction in 2018.
Shares issued, price per share | $ / shares					$ 1.45
Average closing price, trading days | Days		30
Repurchase of ordinary shares, shares | shares		150,000,000
Group [Member]
Related Party Balances and Transactions (Textual)
Interest rate		7.30%
Affiliates interest income			¥ 8,714
Value outstanding wealth management products		15,000
Investment income received		¥ 610
Shenzhen Baoying Factoring Co Limited [Member]
Related Party Balances and Transactions (Textual)
Interest rate	8.50%
Principal receivable	¥ 50,000
Interest receivable	¥ 989
Mr Qiuping Lai [Member]
Related Party Balances and Transactions (Textual)
Equity interest		4.30%
ADS [Member] | Master Trend Limited [Member]
Related Party Balances and Transactions (Textual)
Shares issued, price per share | $ / shares					$ 29
Repurchase of ordinary shares, shares | shares		7,500